UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Harleysville Group Inc.

Address:   355 Maple Avenue
           Harleysville, PA 19438-2297


Form 13F File Number: 28- 4718


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Mark R. Cummins
Title:  Executive Vice President & Treasurer
Phone:  215-256-5025

Signature,  Place,  and  Date  of  Signing:

/s/ Mark R. Cummins                Harleysville, PA                   8/10/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              30

Form 13F Information Table Value Total:  $      652,708
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

              COLUMN 1                  COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------------------ -------------- --------- -------- ------------------ ---------- -------- -------------------
                                                               VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
           NAME OF ISSUER            TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
------------------------------------ -------------- --------- -------- --------- --- ---- ---------- -------- ------- ------ ----
AGL RES INC                          COM            001204106    8,557   210,189 SH       SOLE       N/A        8,557      0    0
AT&T INC                             COM            00206R102   12,149   386,786 SH       SOLE       N/A       12,149      0    0
ABBOTT LABS                          COM            002824100   12,453   236,657 SH       SOLE       N/A       12,453      0    0
ATMOS ENERGY CORP                    COM            049560105    8,462   254,507 SH       SOLE       N/A        8,462      0    0
AUTOMATIC DATA PROCESSING            COM            053015103    3,477    66,000 SH       SOLE       N/A        3,477      0    0
BCE INC                              COM            05534B760   10,861   276,432 SH       SOLE       N/A       10,861      0    0
BRISTOL MYERS SQUIBB CO              COM            110122108    7,156   247,110 SH       SOLE       N/A        7,156      0    0
CHEVRONTEXACO CORP                   COM            166764100    3,610    35,100 SH       SOLE       N/A        3,610      0    0
CINCINNATI FINL CORP                 COM            172062101   10,286   352,498 SH       SOLE       N/A       10,286      0    0
COCA COLA CO                         COM            191216100    3,230    48,000 SH       SOLE       N/A        3,230      0    0
CONOCOPHILLIPS                       COM            20825C104    3,720    49,475 SH       SOLE       N/A        3,720      0    0
CONSOLIDATED EDISON INC              COM            209115104   11,118   208,835 SH       SOLE       N/A       11,118      0    0
DPL INC                              COM            233293109    7,083   234,837 SH       SOLE       N/A        7,083      0    0
DOMINION RES INC VA NEWS             COM            25746U109   12,753   264,194 SH       SOLE       N/A       12,753      0    0
HARLEYSVILLE SAVINGS FINL CO         COM            412865107    1,887   123,748 SH       SOLE       N/A        1,887      0    0
INTEL CORP                           COM            458140100    9,502   428,801 SH       SOLE       N/A        9,502      0    0
JOHNSON & JOHNSON                    COM            478160104   13,193   198,326 SH       SOLE       N/A       13,193      0    0
KIMBERLY CLARK CORP                  COM            494368103   12,648   190,027 SH       SOLE       N/A       12,648      0    0
MCDONALDS CORP                       COM            580135101    9,744   115,558 SH       SOLE       N/A        9,744      0    0
PEPSICO INC                          COM            713448108    2,930    41,600 SH       SOLE       N/A        2,930      0    0
PFIZER INC                           COM            717081103   11,877   576,549 SH       SOLE       N/A       11,877      0    0
PROCTER & GAMBLE CO                  COM            742718109    2,863    45,030 SH       SOLE       N/A        2,863      0    0
ROYAL DUTCH SHELL PLC                COM            780259206   10,066   141,520 SH       SOLE       N/A       10,066      0    0
SOUTHERN CO                          COM            842587107   10,415   257,925 SH       SOLE       N/A       10,415      0    0
SYSCO CORP                           COM            871829107   12,213   391,698 SH       SOLE       N/A       12,213      0    0
VERIZON COMMUNICATIONS               COM            92343V104    8,690   233,402 SH       SOLE       N/A        8,690      0    0
XCEL ENERGY INC                      COM            98389B100   10,037   413,067 SH       SOLE       N/A       10,037      0    0
VANGUARD INSTL TOTAL STOCK           EQUITY MUT FD  922040407  224,386 7,449,740 SH       SOLE       N/A      224,386      0    0
VANGUARD FTSE ALL WORLD EX U.S. FUND EQUITY MUT FD  922042783   70,215   718,536 SH       SOLE       N/A       70,215      0    0
VANGUARD VALUE ETF                   EQUITY MUT FD  922908744  127,127 2,268,104 SH       SOLE       N/A      127,127      0    0
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